----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


        Report for the Calendar Year or Quarter Ended September 30, 2000

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 8th day of February, 2000.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total: $ 194,269
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                    FORM 13F

------------------------------------------------------------------------------------------------------------------------------------
                                                          WTG & CO., L.P.
                                                VALUATION REPORT - WITH VOTING RIGHTS           BASE CURRENCY: USD
                                                         SEPTEMBER 30, 2000              DATE 1.

                TITLE OF                                  SHARES OR        INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF ISSUE    CLASS             CUSIP    FAIR MARKET   PRINCIPAL   (A) SOLE  (B) SHARED (C) OTHER   (A) SOLE (B) SHARED (C) OTHER
LONG ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
AXA FINANCIAL INC
COMMON STOCK                     002451102   3,565,625     70,000       70,000                         70,000
APPLIED MICRO CIRCUITS CORP
COMMON STOCK                     03822W109   248,475       1,200        1,200                          1,200
AVALON HOLDINGS CORP-A
COMMON STOCK                     05343P109   201,819       65,900       65,900                         65,900
BANGOR HYDRO ELEC CO
COMMON STOCK                     060077104   2,418,750     100,000      100,000                        100,000
BERTLITZ INTL INC (NEW)
COMMON STOCK                     08520F100   2,116,500     249,000      249,000                        249,000
BESTFOODS
COMMON STOCK                     08658U101   8,002,500     110,000      110,000                        110,000
CALIFORNIA COASTAL COMM INC
COMMON STOCK                     129915203   2,329,600     409,600      409,600                        409,600
CARLYLE INDUSTRIES INC
COMMON STOCK                     143093102   17,810        56,900       56,900                         56,900
CRESCENDO PHARMACEUTICALS CL A
COMMON STOCK                     225637107   2,195,345     107,090      107,090                        107,090
DEXTER CORP
COMMON STOCK                     252165105   4,657,158     104,000      104,000                        104,000
EASTERN COMPANY
COMMON STOCK                     276317104   3,005,644     258,550      258,550                        258,550
EASTERN ENTERPRISES
COMMON STOCK                     27637F100   17,931,313    281,000      281,000                        281,000
ENDO PHARMACEUTICALS HLDGS INC
COMMON STOCK                     29264F205   1,446,363     147,400      147,400                        147,400
FIRST WASHINGTON REALTY TRUST
COMMON STOCK                     337489504   1,268,750     50,000       50,000                         50,000
FRANKLIN SELECT REALTY TRUST
COMMON STOCK                     354638108   812,900       739,000      739,000                        739,000
GENERAL MOTORS CORP.
COMMON STOCK                     370442105   3,250,000     50,000       50,000                         50,000
GRIFFIN LAND & NURSERIES
COMMON STOCK                     398231100   892,588       70,700       70,700                         70,700
HARCOURT GEN INC
COMMON STOCK                     41163G101   1,770,000     30,000       30,000                         30,000
HERCULES INC.
COMMON STOCK                     427056106   706,250       50,000       50,000                         50,000
INCYTE PHARMACEUTICALS INC
CONVERTIBLE BOND                 45337CAA0   4,001,400     4,940,000    4,940,000                      4,940,000
LG&E ENERGY CORPORATION
COMMON STOCK                     501917108   2,688,125     110,000      110,000                        110,000
LIFE TECHNOLOGIES INC
COMMON STOCK                     532177201   2,821,004     71,290       71,290                         71,290
LIFELINE SYSTEM INC
COMMON STOCK                     532192101   1,130,363     70,100       70,100                         70,100
MCN ENERGY GROUP INC
COMMON STOCK                     55267J100   15,277,625    596,200      596,200                        596,200
MASCOTECH INC SUB DEB CONV
CONVERTIBLE BOND                 574670AB1   5,142,225     7,500,000    7,500,000                      7,500,000
MEDIA GENERAL INC CL A
COMMON STOCK                     584404107   2,365,000     55,000       55,000                         55,000
MEDQUIST INC
COMMON STOCK                     584949101   3,330,938     165,000      165,000                        165,000
MIKASA INC.
COMMON STOCK                     59862T109   163,750       10,000       10,000                         10,000
NATIONAL PROCESSING INC
COMMON STOCK                     637229105   4,628,644     332,100      332,100                        332,100
O'SULLIVAN INDS HLDG INC
PREF NON CONVERTIBLE             67104Q205   431,444       829,700      829,700                        829,700
OMNOVA SOLUTIONS INC
COMMON STOCK                     682129101   948,963       170,600      170,600                        170,600
ONEIDA LTD.
COMMON STOCK                     682505102   1,734,375     125,000      125,000                        125,000
PANAVISION INC (NEW)
COMMON STOCK                     69830E209   464,813       67,000       67,000                         67,000
PREMIER FARNELL PLC SPON ADR
PREF CONVERTIBLE                 74050U206   3,244,313     157,300      157,300                        157,300
PROVIDENCE ENERGY CORP
COMMON STOCK                     743743106   1,816,325     42,800       42,800                         42,800
RALCORP HLDGS INC (NEW)
COMMON STOCK                     751028101   2,048,125     145,000      145,000                        145,000
RUSS BERRIE AND COMPANY INC
COMMON STOCK                     782233100   1,382,500     70,000       70,000                         70,000
SEMCO ENERGY INC
COMMON STOCK                     78412D109   1,806,563     117,500      117,500                        117,500
SEAGATE TECHNOLOGY INC
COMMON STOCK                     811804103   73,188,300    1,060,700    1,060,700                      1,060,700
SEAGRAM LTD.
COMMON STOCK                     811850106   2,297,500     40,000       40,000                         40,000
UNITED DOMINION INDS LTD
COMMON STOCK                     909914103   1,539,688     65,000       65,000                         65,000
VISKASE COMPANIES INC
COMMON STOCK                     92831R102   139,795       76,600       76,600                         76,600
WATER PIK TECHNOLOGIES INC
COMMON STOCK                     94113U100   2,431,563     251,000      251,000                        251,000
YORK INTERNATIONAL CORP NEW
COMMON STOCK                     986670107   626,850       25,200       25,200                         25,200
YOUNG & RUBICAM INC
COMMON STOCK                     987425105   1,782,000     36,000       36,000                         36,000
                                             -----------
                                 TOTAL       194,269,572